Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS MANAGER FUNDS II
Central Index Key	dei_EntityCentralIndexKey	0001224568
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2012
Dreyfus Balanced Opportunity Fund (First Prospectus Summary) | Dreyfus Balanced Opportunity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBOAX
Dreyfus Balanced Opportunity Fund (First Prospectus Summary) | Dreyfus Balanced Opportunity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBOCX
Dreyfus Balanced Opportunity Fund (First Prospectus Summary) | Dreyfus Balanced Opportunity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBORX
Dreyfus Balanced Opportunity Fund (First Prospectus Summary) | Dreyfus Balanced Opportunity Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	dbozx
Dreyfus Balanced Opportunity Fund (Second Prospectus Summary) | Dreyfus Balanced Opportunity Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TJPBX